Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Organization [Abstract]
General partner ownership interest (in hundredths)	93.80%
Limited partners ownership interest (in hundredths)	6.20%
Operating Partnership units outstanding (in shares)	2,229,230	2,200,907
Redemption value of Operating Partnership units outstanding	$ 313,200	$ 251,400
Number of apartment communities owned	159
Apartment units owned (in units)	32,753
Ownership interests, number of commercial buildings	5
Ownership interests, number of active development projects	5